Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
33.	Subsequent event

On February 11, 2022, the Company announced that it has received acceptance from the TSX of its notice of intention for a Normal Course Issuer Bid, enabling it to acquire for cancellation up to 7,500,000 common shares from February 15, 2022 to February 14, 2023.